Related undertakings - Summary of full list of related parties - United States to Vietnam (Details)	12 Months Ended
Dec. 31, 2023
United States | Accuity Asset Verification Services Inc. | Common Stock
Related party transactions
Company name	Accuity Asset Verification Services Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | Accuity Inc. | Common Stock
Related party transactions
Company name	Accuity Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | Agricultural Insights LLC | Membership Interest
Related party transactions
Company name	Agricultural Insights LLC
Percentage of undertaking	100.00%
Reg office	USA1
United States | American Textile Machinery Exhibition International Inc. | Common Stock
Related party transactions
Company name	American Textile Machinery Exhibition-International, Inc. (40%)
Percentage of undertaking	40.00%
Reg office	USA2
United States | Aries Systems Corporation | Common Stock
Related party transactions
Company name	Aries Systems Corporation
Percentage of undertaking	100.00%
Reg office	USA2
United States | Dunlap-Hanna Publishers | Partnership Interest
Related party transactions
Company name	Dunlap-Hanna Publishers (50%)
Percentage of undertaking	50.00%
Reg office	USA2
United States | Elsevier Holdings Inc. | Common Stock
Related party transactions
Company name	Elsevier Holdings Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | Elsevier Inc. | Common Stock
Related party transactions
Company name	Elsevier Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | Elsevier STM Inc. | Common Stock
Related party transactions
Company name	Elsevier STM Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | Emailage Corp. | Common Stock
Related party transactions
Company name	Emailage Corporation
Percentage of undertaking	100.00%
Reg office	USA1
United States | Enclarity, Inc. | Common Stock
Related party transactions
Company name	Enclarity, Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | Gaming Business Asia LLC | Membership Interest
Related party transactions
Company name	Gaming Business Asia, LLC (50%)
Percentage of undertaking	50.00%
Reg office	USA2
United States | Health Market Science, Inc. | Common Stock
Related party transactions
Company name	Health Market Science, Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | HumanAPI Inc. | Common Stock
Related party transactions
Company name	HumanAPI Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | ID Analytics LLC | Membership Interest
Related party transactions
Company name	ID Analytics, LLC
Percentage of undertaking	100.00%
Reg office	USA1
United States | Interfolio, Inc. | Common Stock
Related party transactions
Company name	Interfolio, Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | Interfolio Data 180, LLC | Membership Interest
Related party transactions
Company name	Interfolio Data 180, LLC
Percentage of undertaking	100.00%
Reg office	USA2
United States | Jarvis Software LLC | Membership Interest
Related party transactions
Company name	Jarvis Software LLC
Percentage of undertaking	100.00%
Reg office	USA2
United States | Knovel Corporation | Common Stock
Related party transactions
Company name	Knovel Corporation
Percentage of undertaking	100.00%
Reg office	USA2
United States | Knowable Inc | Common Stock
Related party transactions
Company name	Knowable Inc (75%)
Percentage of undertaking	75.00%
Reg office	USA2
United States | Legal InQuery Solutions Inc. | Common Stock
Related party transactions
Company name	Legal InQuery Solutions Inc.
Percentage of undertaking	100.00%
Reg office	USA5
United States | LexisNexis Claims Solutions Inc. | Common Stock
Related party transactions
Company name	LexisNexis Claims Solutions Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis Coplogic Solutions Inc. | Common Stock
Related party transactions
Company name	LexisNexis Coplogic Solutions Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis of Puerto Rico Inc. | Common Stock
Related party transactions
Company name	LexisNexis of Puerto Rico, Inc.
Percentage of undertaking	100.00%
Reg office	USA7
United States | LexisNexis Risk Data Management LLC | Membership Interest
Related party transactions
Company name	LexisNexis Risk Data Management, LLC
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis Risk Holdings Inc. | Common Stock
Related party transactions
Company name	LexisNexis Risk Holdings Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis Risk Solutions Inc. | Common Stock
Related party transactions
Company name	LexisNexis Risk Solutions Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis Risk Solutions FL Inc. | Common Stock
Related party transactions
Company name	LexisNexis Risk Solutions FL Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LexisNexis Special Services Inc. | Common Stock
Related party transactions
Company name	LexisNexis Special Services Inc.
Percentage of undertaking	100.00%
Reg office	USA4
United States | LexisNexis VitalChek Network Inc. | Common Stock
Related party transactions
Company name	LexisNexis VitalChek Network Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | LNRS Data Services Inc. | Common Stock
Related party transactions
Company name	LNRS Data Services Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | Matthew Bender & Company, Inc. | Common Stock
Related party transactions
Company name	Matthew Bender & Company, Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | MLex US, Inc. | Common Stock
Related party transactions
Company name	MLex US, Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | PCLaw Time Matters LLC | Membership Interest
Related party transactions
Company name	PCLaw Time Matters LLC (51%)
Percentage of undertaking	51.00%
Reg office	USA2
United States | Portfolio Media, Inc. | Common Stock
Related party transactions
Company name	Portfolio Media, Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | Reed Technology and Information Services Inc. | Membership Interest
Related party transactions
Company name	Reed Technology and Information Services LLC
Percentage of undertaking	100.00%
Reg office	USA2
United States | RELX Capital Inc. | Common Stock
Related party transactions
Company name	RELX Capital Inc.
Percentage of undertaking	100.00%
Reg office	USA3
United States | RELX Inc. | Common Stock
Related party transactions
Company name	RELX Inc.
Percentage of undertaking	100.00%
Reg office	USA2
United States | RELX Risks Inc. | Common Stock
Related party transactions
Company name	RELX Risks Inc.
Percentage of undertaking	100.00%
Reg office	USA6
United States | REV IV Partnership LP | Partnership Interest
Related party transactions
Company name	REV IV Partnership LP
Percentage of undertaking	100.00%
Reg office	USA3
United States | SAFI Americas LLC | Membership Interest
Related party transactions
Company name	SAFI Americas LLC (50%)
Percentage of undertaking	50.00%
Reg office	USA2
United States | SageStream LLC | Membership Interest
Related party transactions
Company name	SageStream, LLC
Percentage of undertaking	100.00%
Reg office	USA1
United States | The Reed Elsevier Ventures 2011 Partnership LP | Partnership Interest
Related party transactions
Company name	The Reed Elsevier Ventures 2011 Partnership LP
Percentage of undertaking	100.00%
Reg office	USA3
United States | The Reed Elsevier Ventures 2013 Partnership LP | Partnership Interest
Related party transactions
Company name	The Reed Elsevier Ventures 2013 Partnership LP
Percentage of undertaking	100.00%
Reg office	USA3
United States | The Remick Publishers | Partnership Interest
Related party transactions
Company name	The Remick Publishers (50%)
Percentage of undertaking	50.00%
Reg office	USA2
United States | ThreatMetrix, Inc. | Common Stock
Related party transactions
Company name	ThreatMetrix, Inc.
Percentage of undertaking	100.00%
Reg office	USA1
United States | World Compliance, Inc. | Common Stock
Related party transactions
Company name	World Compliance, Inc.
Percentage of undertaking	100.00%
Reg office	USA1
Vietnam | Reed Tradex Vietnam LLC | Membership Interest
Related party transactions
Company name	Reed Tradex Vietnam LLC (49%)
Percentage of undertaking	49.00%
Reg office	VIE1